Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate

The components of lease expenses for the years ended June 30, 2025 and 2024 were as follows:

	For the years ended June 30,
	2025	2024	2023
Fixed operating lease	$3,158,279	$3,158,279	$3,158,279
Variable operating lease	(528,027)	(237,779)	439,004
Total lease expense	$2,630,252	$2,920,500	$3,597,283

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30, 2025	As of June 30, 2024
Right-of-use assets-operating lease, net	$1,560,385	$4,587,352

Operating lease liabilities – current	1,437,353	3,026,234
Operating lease liabilities – non-current	—	1,572,994
Total operating lease liabilities	$1,437,353	$4,599,228

The weighted average remaining lease terms and discount rate for operating lease were as follows as of June 30, 2025 and 2024:

	As of June 30, 2025	As of June 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.5 years	1.5 years
Weighted average discount rate	4.16%	4.16%

The total amount of financing lease expense, including amortization and interest expenses recognized in the combined and consolidated statements of income for the years ended June 30, 2025, 2024 and 2023 were as follows:

	For the years ended June 30,
	2025	2024	2023
Depreciation expenses	$2,704,847	$2,704,848	$2,704,847
Interest expenses-fixed	1,196,602	1,443,772	1,689,926
Interest expenses-variable	238,965	496,612	300,761
Total	$4,140,414	$4,645,232	$4,695,534

Supplemental balance sheet information related to financing leases was as follows:

	As of June 30, 2025	As of June 30, 2024
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	$38,118,961	$40,753,604
Financing lease liabilities – current	$3,338,390	$3,256,190
Financing lease liabilities – non-current	10,677,310	13,948,550
Total financing lease liabilities	$14,015,700	$17,204,740

The weighted average remaining lease terms and discount rates for financing leases were as follows as of June 30, 2025 and 2024:

	As of June 30, 2025	As of June 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.34 years	4.34 years
Weighted average discount rate	7.61%	7.61%

Schedule of Maturities of Operating Lease Liabilities

The following is a schedule of maturities of operating lease liabilities (excluding variable payments) as of June 30, 2025:

Twelve months ending June 30, 2026	$1,456,106
Total future minimum lease payments	$1,456,106
Less: imputed interest	18,753
Present value of lease liabilities	$1,437,353

Schedule of Maturities of Financing Lease Liabilities

The following is a schedule of maturities of financing lease liabilities (excluding variable payments) as of June 30, 2025:

Twelve months ending June 30,
2026	$4,286,724
2027	3,986,356
2028	3,753,139
Thereafter	4,182,754
Total future minimum lease payments	$16,208,973
Less: imputed interest	2,193,273
Present value of lease liabilities	$14,015,700